INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Assets	$ 366,903,925	$ 322,895,870
Liabilities	327,432,278	287,456,313
Equity	39,471,647	35,439,557	$ 33,348,269
Income	39,064,492	38,468,156	37,055,156
Expenses	33,395,990	33,836,540	31,689,702
Net income for the year	5,668,502	4,631,616	$ 5,365,454
Associates [member]
Disclosure of associates [line items]
Assets	10,852,576	8,611,739
Liabilities	7,885,767	5,982,631
Equity	2,966,809	2,629,108
Income	6,597,151	5,374,478
Expenses	5,750,592	4,712,574
Net income for the year	846,559	661,904
Gas Natural de Lima y Callao S.A. Calidda [member]
Disclosure of associates [line items]
Assets	4,958,317	3,995,219
Liabilities	3,554,154	2,819,672
Equity	1,404,163	1,175,547
Income	2,754,051	2,075,243
Expenses	2,403,065	1,819,121
Net income for the year	350,986	256,122
Gases del Caribe S.A. [member]
Disclosure of associates [line items]
Assets	3,361,896	3,139,758
Liabilities	2,359,061	2,172,442
Equity	1,002,835	967,316
Income	2,477,609	2,258,914
Expenses	2,110,599	1,899,868
Net income for the year	367,010	359,046
Credibanco S.A. [member]
Disclosure of associates [line items]
Assets	357,829	344,039
Liabilities	153,552	143,612
Equity	204,277	200,427
Income	251,731	252,500
Expenses	243,861	234,732
Net income for the year	7,870	17,768
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Assets	1,656,658	733,691
Liabilities	1,521,056	616,704
Equity	135,602	116,987
Income	306,253	241,961
Expenses	287,864	237,953
Net income for the year	18,389	4,008
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Assets	172,286	127,457
Liabilities	77,996	59,985
Equity	94,290	67,472
Income	190,069	143,394
Expenses	117,628	97,311
Net income for the year	72,441	46,083
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Assets	106,137	69,520
Liabilities	62,918	30,460
Equity	43,219	39,060
Income	117,736	68,994
Expenses	109,304	64,284
Net income for the year	8,432	4,710
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Assets	94,128	81,828
Liabilities	67,732	55,662
Equity	26,396	26,166
Income	258,315	223,840
Expenses	262,310	223,803
Net income for the year	(3,995)	37
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Assets	15,126	16,745
Liabilities	3,159	2,030
Equity	11,967	14,715
Income	118	198
Expenses	17,007	8,538
Net income for the year	(16,889)	(8,340)
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Assets	35,441	25,347
Liabilities	23,634	19,673
Equity	11,807	5,674
Income	36,328	20,416
Expenses	30,196	15,932
Net income for the year	6,132	4,484
Aerocali S.A. [member]
Disclosure of associates [line items]
Assets	56,639	43,968
Liabilities	38,936	40,280
Equity	17,703	3,688
Income	158,042	60,105
Expenses	124,348	81,712
Net income for the year	33,694	(21,607)
Metrex S.A. [member]
Disclosure of associates [line items]
Assets	35,347	31,416
Liabilities	23,312	21,551
Equity	12,035	9,865
Income	45,352	27,224
Expenses	43,179	26,946
Net income for the year	2,173	278
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Assets	2,772	2,751
Liabilities	257	560
Equity	2,515	2,191
Income	1,547	1,689
Expenses	1,231	2,374
Net income for the year	316	(685)
Joint ventures [member]
Disclosure of associates [line items]
Assets	97,678	160
Liabilities	92,390	2
Equity	5,288	158
Income	20,514	289
Expenses	17,394	5,611
Net income for the year	3,120	(5,322)
Joint ventures [member] | Renting Automayor S.A. [member]
Disclosure of associates [line items]
Assets	97,538
Liabilities	92,390
Equity	5,148
Income	20,513
Expenses	17,376
Net income for the year	3,137
Joint ventures [member] | Cfc Sk Capital S.A.S. [member]
Disclosure of associates [line items]
Assets	140	160
Liabilities		2
Equity	140	158
Income	1	289
Expenses	18	527
Net income for the year	$ (17)	(238)
Joint ventures [member] | Cfc Sk El Dorado Latam Management Company Ltd. [member]
Disclosure of associates [line items]
Expenses		4,384
Net income for the year		(4,384)
Joint ventures [member] | Cfc Sk El Dorado Latam Capital Partners, Ltd. [member]
Disclosure of associates [line items]
Expenses		700
Net income for the year		$ (700)